Income taxes (Schedule of detailed information about unused tax losses) (Details)	Oct. 31, 2019 USD ($)
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 30,464,901
2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,824,942
2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,534,633
2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,025,557
2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	4,003,008
2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,297,032
2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,742,710
2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,874,906
2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,163,646
2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,378,666
2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,736,090
2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,870,519
2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,783,250
2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,229,942
Canada [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	25,700,478
Canada [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,824,942
Canada [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,534,633
Canada [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Canada [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,572,795
Canada [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,122,111
Canada [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,278,506
Canada [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,416,917
Canada [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,717,443
Canada [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,484,557
Canada [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,807,765
Canada [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,295,071
Canada [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,637,800
Canada [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,783,250
Canada [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,224,688
Other foreign [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	4,764,423
Other foreign [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	452,762
Other foreign [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,880,897
Other foreign [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	18,526
Other foreign [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	325,793
Other foreign [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	157,463
Other foreign [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	679,089
Other foreign [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	570,901
Other foreign [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	441,019
Other foreign [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	232,719
Other foreign [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 5,254